Note 33 - Employee Benefits - DWS Awards Granted Released and Remaining (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
DWS Equity Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average fair value per award granted in year	€ 25.40	€ 27.67
Weighted average share price at release/ exercise in year	31.33	29.24
Weighted average remaining contractual life in years	1.4	1.3
DWS SAR Plan [Member]
DWS Share-Based Plans [Line Items]
Weighted average share price at release/ exercise in year	31.64	31.89
Weighted average remaining contractual life in years	€ 1.9	€ 3.0